Segment Reporting - Reconciliation of Reportable Segment, (Loss)/Profit before Income Tax, Assets and Liabilities to Consolidated Figures (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Total operating revenue	¥ 92,561	¥ 154,322	¥ 143,623	[1]
(Loss)/profit before income tax	(15,195)	4,055	4,364	[2]
Total assets	326,383	306,928
Total liabilities	241,252	229,599
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member]
Disclosure of operating segments [line items]
Total operating revenue	(15,186)	4,070	4,487
(Loss)/profit before income tax	(15,186)	4,070	4,487
Total assets	326,115	306,646
Total liabilities	241,252	229,592
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Adjustments arising from business combinations under common control [Member]
Disclosure of operating segments [line items]
Total assets	237	237
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Capitalization of exchange difference of specific loans [Member]
Disclosure of operating segments [line items]
(Loss)/profit before income tax	(9)	(16)	(124)
Total assets	47	56
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Government grants [Member]
Disclosure of operating segments [line items]
(Loss)/profit before income tax	0	1	¥ 1
Total assets	(6)	(6)
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Others [Member]
Disclosure of operating segments [line items]
Total assets	(10)	(5)
Total liabilities	¥ 0	¥ 7

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).
[2]	The Group has initially applied IFRS 16 using the modified retrospective approach and adjusted the opening balances at January 1, 2019 to recognize right-of-use assets and lease liabilities relating to leases which were previously classified as operating leases under IAS 17. In the comparative periods in 2018, cash payments under operating leases made by the Group as a lessee of RMB9,920 million were included in operating cash outflows in the consolidated cash flow statements. Under IFRS 16, except for short-term lease payments and payments for leases of low value assets not included in the measurement of lease liabilities, all other rentals paid on leases are now split into capital element and interest element and classified as financing cash outflows and operating cash outflows, respectively. Under the modified retrospective approach, the comparative information is not restated. Further details on the impact of the transition to IFRS 16 are set out in Note 2(b).